Income Tax - Schedule of Company’s Roll Forward of the Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company’s Roll Forward of the Valuation Allowance [Abstract]
Balance at the beginning of the fiscal year	$ (7,850)	$ (4,433)	$ (2,926)
Additions (charged) credited to expenses)	(1,709)	(3,417)	(1,507)
Balance at the end of the fiscal year	$ (9,559)	$ (7,850)	$ (4,433)